Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

December 31,
2022
Deferred tax asset
Net operating loss carryforward	$-
Startup/Organization Expenses	65,574
Total deferred tax asset	65,574
Valuation allowance	(65,574)
Deferred tax asset, net of allowance	$-

The income tax provision consists of the following:

For the Year ended December 31, 2022
Federal
Current	$309,931
Deferred	(65,574)
State
Current	$-
Deferred	-
Change in valuation allowance	65,574
Income tax provision	$309,931

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

For the Year ended December 31, 2022
Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	0.00%
Transaction costs	32.69%
Change in valuation allowance	14.41%
Effective income tax rate	68.10%

As of December 31, 2022, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. The change in the valuation allowance was $65,574 for the year ended December 31, 2022.

The provisions for U.S. federal and state income taxes were $309,931 and $0 for the year ended December 31, 2022 and for the period from March 8, 2021 (inception) to December 31, 2021, respectively. The Company’s tax returns for the year ended December 2022 and 2021 remain open and subject to examination.